Trade And Unbilled Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2012
Trade And Unbilled Receivables, Net [Abstract]
Schedule Of Trade And Unbilled Receivables, Net

	December 31,
	2012	2011
Receivables (1)	$454,641	$456,479
Unbilled receivables	242,616	219,906
Less – allowance for doubtful accounts	(9,128)	(6,861)
	$688,129	$669,524

(1) Includes receivables due from affiliated companies	$20,623	$20,030